COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Capital Commitments	$ 323	$ 187
Grant contingencies maximum amount payable	2,834	$ 2,892
Darnick Company [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Contribution for tax audit settlement	$ 1,231